Property, Plant And Equipment, Net	12 Months Ended
Jun. 30, 2011
Property, Plant And Equipment, Net [Abstract]
Property, Plant And Equipment, Net
8.	Property, plant and equipment, net

Property, plant and equipment consisted of the following:

	As of June 30,
	2010	2011	2011
	RMB	RMB	US$
Buildings	127,746,992	136,785,227	21,162,718
Leasehold improvements	13,310,028	29,784,879	4,608,165
Machinery	684,345	2,730,666	422,475
Office equipment	12,062,466	35,134,523	5,435,836
Computer equipment	5,685,573	875,639	135,474
Motor vehicles	6,868,682	8,413,853	1,301,749

	166,358,086	213,724,787	33,066,417
Less: accumulated depreciation and amortisation	(22,108,264)	(41,803,839)	(6,467,678)

Property, plant and equipment, net	144,249,822	171,920,948	26,598,739

Depreciation expenses related to property, plant and equipment were RMB1,736,297, RMB7,946,558 and RMB14,276,414 (US$2,208,775) for the years ended June 30, 2009, 2010 and 2011, respectively for continuing operation.

As of June 30, 2011, the Group has entered into several commitments for capital expenditure for property, plant and equipment, which are expected to be disbursed during the year ending June 30, 2012 (note 21).